Commitments and Contingencies - Settlement of Amarex Dispute (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 02, 2024	Jun. 30, 2025	Jul. 31, 2024	Feb. 28, 2025	May 31, 2025	May 31, 2024
Commitments and Contingencies
Loss on derivatives				$ 852	$ 852	$ 236
Amarex Dispute
Commitments and Contingencies
Amount awarded from other party	$ 12,000
Payment on execution of settlement agreement	10,000
Cash collateral returned as security to the surety	6,500
Amount of setoff of settlement agreement	$ 14,000
Payment made to placement agent					$ (700)
Loss on derivatives			$ 900
Amarex Dispute | Subsequent Event
Commitments and Contingencies
Settlement amount		$ 2,000